Business Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 02, 2012 Pure Ice Acquisition [Member]	Mar. 17, 2011 SinfulColors Acquisition [Member]
Business Acquisition [Line Items]
Cash purchase price					$ 66.2	$ 39.0
Amount of Acquisition Purchase Price from Cash in Hand					45.0
Amount of Acquisition Purchase Price from Revolving Credit Facility					21.2
Outstanding undrawn letters of credit		10.4
Purchase price						38.0
Working Capital adjustment						1.0
Intangible assets acquired					43.1	22.8
Goodwill acquired	$ 217.9	$ 217.8	$ 194.7	$ 182.7	$ 23.1	$ 12.1